Revenues (Details) - Schedule of Revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues (Details) - Schedule of Revenue [Line Items]
Total revenues	$ 29,702	$ 21,531
Consumables [Member]
Revenues (Details) - Schedule of Revenue [Line Items]
Total	3,604	2,338
Support services [Member]
Revenues (Details) - Schedule of Revenue [Line Items]
Total	2,140	1,508
Sales of systems [Member]
Revenues (Details) - Schedule of Revenue [Line Items]
Total	$ 23,958	$ 17,685